RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the Partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .375% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	30,565	16,195	14,370
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$30,565	$16,195	$14,370

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$8,947	$1,260	$7,687
Series 2	16,254	520	15,734
Series 3	36,936	3,925	33,011
Series 4	14,977	45,772	(30,795)
Series 5	11,511	289	11,222
Series 6	-	-	-
	$88,625	$51,766	$36,859

The partnership management fees paid by the Partnership for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	16,254
Series 3	-	-
Series 4	-	14,977
Series 5	-	11,511
Series 6	-	-
	$-	$42,742

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total partnership management fees accrued were $2,421,437 and $2,390,872, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in Accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	-
Series 3	473,634	473,634
Series 4	-	-
Series 5	-	-
	$473,634	$473,634

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. During the fiscal year end March 31, 2013 there were no payments paid to the affiliates of the general partner.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership were charged to each series’ operations for the years ended March 31, 2013 and 2012 as follows:

	2013	2012
Series 1	$-	$2,871
Series 2	-	2,825
Series 3	14,088	10,426
Series 4	-	7,392
Series 5	-	2,873
Series 6	-	-
	$14,088	$26,387

Accounts payable - affiliates at March 31, 2013 and 2012 represents general and administrative expenses, partnership management fees, and may include advances which are noninterest bearing and payable to Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.